N-4	Jun. 24, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Jun. 24, 2025
Amendment Flag	false
Nationwide Destination All American Gold (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Destination All American Gold (2.0) | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Nationwide Destination Navigator NY (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Destination Navigator NY (2.0) | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Nationwide Destination Architect 2.0
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Nationwide Destination Navigator (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Destination Navigator (2.0) | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
The Best of America IV
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

The Best of America IV | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Nationwide Destination B NY (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Destination B NY (2.0) | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Nationwide Destination Future
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Destination Future | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Nationwide Destination B (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Nationwide Destination B (2.0) | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I